ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 24, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Income tax description	the Amended KSO increases our after-tax profit split from 15% to 35%, for an increase of more than 100%, and increases cost recovery cap from 80% to 100%.
Maximum monthly proceeds of sale of crude oil produced percentage	65.00%
Additional entitlement of proceeds from sale of crude oil percentage	26.79%
Remaining proceeds from sale of crude oil as part of profit sharing percentage	35.00%
Number of portions of entitlements recognized as revenue | Integer	2
Percentage of operating cost per Bbl multiplying Nso	100.00%
Unrecovered expenditures | $	$ 9,980,461	$ 8,684,991	$ 6,521,865
TAC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost recovery balance reset with commencement of operatorship	65.00%
KSO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost recovery balance reset with commencement of operatorship	80.00%
WJ Energy Group Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment ownership percentage				100.00%
Maderic Holding Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment ownership percentage				87.04%
HFO Investment Group [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment ownership percentage				12.96%